Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss for the period	$ (2,710)	$ (6,100)
Adjustments for non-cash items:
Share-based compensation expense	2,401	4,326
Decrease in deferred tax liability	(5,105)	(536)
Change in fair value of warrant liability	(25)	(384)
Change in fair value of Deferred purchase price payable - Tarus and Deferred obligation - iOx milestone	(70)
Fair value of shares issued for services	60	60
Share of loss in associate	116	102
Foreign exchange transaction loss	24
Changes in operating working capital:
Accounts receivable	(39)	(41)
Prepaid expenses and other receivables	(23)	858
Accounts payable and accrued liabilities	675	(1,140)
Other assets		(2)
Other	8	2
Net cash used in operating activities	(4,688)	(2,855)
Cash flows from investing activities:
Purchase of convertible note receivable	(614)
Purchase of equipment	(3)
Net cash used in investing activities	(617)
Cash flows from financing activities:
Repayment of notes payable assumed in Tarus acquisition	(2,000)
Repayment of milestone obligation assumed in Tarus acquisition	(1,009)
Proceeds from shares issued under registered offering		29,093
Share issuance costs		(1,852)
Proceeds from exercise of stock purchase warrants		90
Advance payment of warrants exercised		15
Net cash (used in) provided by financing activities	(3,009)	27,346
(Decrease) increase in cash and cash equivalents during period	(8,314)	24,491
Cash and cash equivalents at beginning of period	23,352	2,770
Cash and cash equivalents at end of period	15,038	27,261
Supplemental disclosure of cash flow information:
Cash paid for interest		16
Increase in accounts payable for stock issuance costs		25
Supplemental disclosure of non-cash investing and financing activities:
Fair value of shares issued for Tarus	17,200
Fair value of shares issued for non-controlling interest purchase of iOx	9,737
Fair value of deferred purchase price payable-Tarus	8,538
Fair value of deferred obligation - iOx milestone	5,478
Liabilities assumed in Tarus acquisition	3,000
Fair value of shares issued for commitment fees - Committed Purchase	900
Exchange of iOx shares for settlement of notes payable, accrued interest and warrants		$ 184